As filed with the Securities and Exchange Commission on November 2, 2004
                                             1933 Act Registration No. [       ]
                                             1940 Act Registration No. 811-21647


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]
         Pre-Effective Amendment No.    ____  [    ]
         Post-Effective Amendment No.   ____  [    ]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]
         Amendment No.                  ____  [    ]

                        (Check appropriate box or boxes)

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800


                               Peter Eric Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                            Washington, DC 20036-1800

                       ___________________________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Trust Class shares of Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Fund.

                NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

This Registration Statement contains the following papers and documents:

    Cover Sheet

    Contents of Registration Statement on Form N-1A

    Part A -  Prospectus

    Part B - Statement of Additional Information

    Part C - Other Information

    Signature Page

    Exhibit Index

    Exhibits

                                                    ============================
                                             [LOGO]  NEUBERGER BERMAN
                                                     A LEHMAN BROTHERS COMPANY
                                                    ============================











Neuberger Berman
INSTITUTIONAL LIQUIDITY SERIES


TRUST CLASS SHARES                        Institutional Cash Fund

                                          Prime Fund


PROSPECTUS [January 1, 2005]


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

NEUBERGER BERMAN
CONTENTS

         INSTITUTIIONAL LIQUIDITY SERIES
         Trust Class Shares

         Institutional Cash Fund.......................................

         Prime Fund....................................................



         YOUR INVESTMENT
         Eligible Accounts.............................................
         Maintaining Your Account......................................
         Share Prices..................................................
         Distributions and Taxes.......................................
         Market-Timing Policy..........................................
         Portfolio Holdings Policy.....................................
         Fund Structure................................................



THESE FUNDS:
o  are designed for investors seeking capital preservation, liquidity and income
o offer eligible accounts the opportunity to participate in financial markets through professionally managed money market portfolios
o are money market sweep funds for certain eligible retirement and other benefit plans and other accounts
o  price their shares at 5:00 p.m. eastern time
o carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency
o use a master/feeder structure in their portfolios; see page [ ] for information on how it works




The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(C)2005 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman
INSTITUTIONAL CASH FUND           Ticker Symbol: NBIXX

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending and may invest the proceeds.

The investment managers monitor a range of economic and financial factors to weigh the value and credit worthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES [OR 25 MONTHS IN THE CASE OF VARIABLE U.S. GOVERNMENT SECURITIES], 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. THIS FUND TYPICALLY EXCEEDS THIS REQUIREMENT BY INVESTING IN ONLY FIRST-TIER SECURITIES.

Main Risks

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected.

Performance could also be harmed if any of the fund's holding has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions or on the redemption of fund shares at a gain. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

=================================
Year                   %
=================================
1995
=================================
1996
=================================
1997
=================================
1998
=================================
1999
=================================
2000
=================================
2001                  4.01
=================================
2002                  1.64
=================================
2003                  0.88
=================================
Best quarter:              Worst quarter:

*Through [12/31/04], the fund was organized in a multiple class structure rather than a feeder fund in a master/feeder structure. Performance shown above is that of the Institutional Cash Fund, which had an identical investment program and the [same expenses] as the fund.

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/03

========================================================================
                                        1 Year       Since Inception
                                                         5/8/2000
========================================================================
Institutional Cash                       0.88              2.94
========================================================================

Performance Measures

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.

Investor Expenses

The fund does not charge you any fees for buying or selling Trust Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                       None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.

                      Management fees                                   0.25
PLUS:                 Distribution (12b-1) fees                         None
                      Other expenses**                                  0.04
--------------------------------------------------------------------------------
EQUALS:               Total annual operating expense***                 0.29%
--------------------------------------------------------------------------------

*THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE [ ].

** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

*** NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the Fund's average net assets through [12/31/05]. As a result of this waiver, the total annual operating expenses of the Fund are expected to be limited to [.27]% of its average net assets.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                  1 Year          3 Years           5 Years           10 Years
Expenses          $30             $93               $163              $368

The expenses do not reflect the effect of the voluntary fee waiver described in footnote *** to the Fee Table; such a waiver would result in expenses of $28, $87, $152 and $343 for the 1, 3, 5 and 10-year periods, respectively.

MANAGEMENT

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly-owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly-owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Eric was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. Eric received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide investment research and related services. For the 12 months ended 10/31/04, during a period when the fund was organized in a multiple class structure, the management/administration fees paid to Neuberger Berman Management Inc. for services provided to the fund were [ ]% of average net assets.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
Year Ended October 31,                              2000(1)      2001        2002        2003        2004
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
           Share price (NAV) at beginning of
           period                                   1.0000      1.0000      1.0000      1.0000

PLUS:      Income from investment operations
            Net investment income                   0.0307      0.0466      0.0176      0.0096

MINUS:     Distributions to shareholders
            Income dividends                        0.0307      0.0466      0.0176      0.0096
            Capital gain distributions                 -           -        0.0000         -
            Subtotal: distributions to
            shareholders                            0.0307      0.0466      0.0176      0.0096

EQUALS:    Share price (NAV) at end of period
                                                    1.0000      1.0000      1.0000      1.0000

--------------------------------------------------------------------------------------------------------------

RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the fund's expenses and net investment income --as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses -- actual                              0.35(2)     0.29        0.28        0.28
Expenses(3)                                         0.36(2)     0.29        0.28        0.28

Net investment income --actual                      6.45(2)     4.52        1.74        0.97
--------------------------------------------------------------------------------------------------------------
OTHER DATA

Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)                                    3.11(4)     4.76        1.77        0.97

Net assets at end of period (in millions of
dollars)                                            635.4       2,125.1     3,156.5     2,682.1

--------------------------------------------------------------------------------------------------------------

The figures above for the period 5/8/2000 through 2/9/2001 are from the fund's predecessor feeder fund. The figures above for the periods 2/10/2001 through [10/31/2004] are from periods during which the fund was organized in a multiple class structure. All of the above figures have been audited by Ernst &Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Period from 5/8/2000 (beginning of operations) to 10/31/2000.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense offset arrangements.
(4) Not annualized.

                                                     6

NEUBERGER BERMAN
PRIME FUND                                                   Ticker Symbol:  [ ]

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending and may invest the proceeds.

The investment managers monitor a range of economic and financial factors to weigh the value and credit worthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES [OR 25 MONTHS FOR VARIABLE U.S. GOVERNMENT SECURITIES], 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. THIS FUND WILL ONLY INVEST IN ASSET-BACKED SECURITIES THAT ARE IN THE HIGHEST RATING CATEGORY OF AT LEAST TWO NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROS"). IN ADDITION, THIS FUND WILL ONLY INVEST IN COMMERCIAL PAPER OF A FOREIGN ISSUER THAT IS IN THE HIGHEST OR SECOND HIGHEST RATING CATEGORY OF AT LEAST TWO NRSROS.

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected.

Performance could also be harmed if any of the fund's holding has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the fund had not yet commenced operations. Accordingly, performance charts are not included.

INVESTOR EXPENSES

The fund does not charge you any fees for buying or selling Trust Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (%of average net assets)*
These are deducted from fund assets, so you pay them indirectly

                   Management fees                      0.25
PLUS:              Distribution (12b-1) fees            None
                   Other expenses**                     0.07
--------------------------------------------------------------------------------
EQUALS:            Total annual operating expenses***   0.32
--------------------------------------------------------------------------------

* The table includes costs paid by the fund and its share of master portfolio costs. For more information on master/feeder funds, see "Fund Structure" on page [ ].
** Other expenses are based on estimated amounts for the current fiscal year.

*** NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the Fund's average net assets through [12/31/05]. As a result of this waiver, the total annual operating expenses of the Fund are expected to be limited to [.30]% of its average net assets.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                        1 Year                3 Years
Expenses                $33                   $103

The expenses do not reflect the effect of the voluntary fee waiver described in footnote *** to the Fee Table; such a waiver would result in expenses of $31 and $97 for the 1 and 3-year periods, respectively.

MANAGEMENT

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. ("LBAM") and Senior Vice President, Lincoln Capital Fixed Income Management Company, LLC ("Lincoln Capital"), has primary responsibility for managing the Cash Management product group at Lincoln Capital and LBAM. (Lincoln Capital and LBAM are both wholly-owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining LBAM and Lincoln Capital in 2003, Mr. Donohue worked at Opus Investment Management (Allmerica Asset Management), where he was a Vice President and Portfolio Manager. He joined Allmerica in 1995 and was responsible for the management of short term and money market portfolios. Prior to joining Allmerica, Mr. Donohue was a portfolio manager for CS First Boston Investment Management. He graduated with a BA from Saint Anselm College and an MBA from Assumption College.

ERIC D. HIATT, Vice President, LBAM and Vice President, Lincoln Capital, joined LBAM in 2004 and Lincoln Capital in 2003. (Lincoln Capital and LBAM are wholly-owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Eric was a Money Market Portfolio Manager with Opus Investment Management (Allmerica Asset Management) managing short term and money market portfolios. He currently serves as portfolio manager for numerous accounts and is a member of the Short-Term Strategy Group. Prior experience included work as a treasury analyst for Eastern Enterprises. Eric received a BS from Bentley College and has been awarded the Chartered Financial Analyst designation.

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages LBAM as sub-adviser to provide investment research and related services. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average net assets for investment management services and 0.15% of administrative services provided to the Trust Class of shares. Neuberger Berman Management Inc. and LBAM are wholly-owned subsidiaries of Lehman Brothers Holdings, Inc.

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

Neuberger Berman
YOUR INVESTMENT

o  MAINTAINING YOUR ACCOUNT

The funds offer their Trust Class shares as cash sweep vehicles for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Neuberger Berman or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Neuberger Berman. All investments must be made in U.S. dollars. Contact Neuberger Berman for more information on eligible benefit plans.

The funds are designed so that free credit cash balances held in an eligible account can be automatically invested in fund shares. All such available cash balances of $100 or more in an eligible account are automatically invested in the funds on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

There is no sales charge or commission paid for investment in fund shares. The funds do not issue certificates for shares.

Under certain circumstances, the funds reserve the right to:

o  suspend the offering of shares

o  reject any investment order

o  suspend the telephone order privilege

o suspend or postpone your right to sell fund shares on days when the New York Stock Exchange (Exchange) is restricted, or postpone payments or redemptions for more than seven days, or as otherwise permitted by the SEC

o suspend or postpone your right to sell fund shares, or postpone payments or redemptions for more than seven days, on days when the Exchange or the Federal Reserve Wire System (Federal Reserve) closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o postpone payments for redemption requests received after 3:00 p.m. Eastern time until the next Business Day

o process redemption orders on the business day following receipt of the order under certain circumstances

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o  [take orders to purchase or sell fund shares when the Exchange is closed]

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. There are two cases in which proceeds may be may be delayed beyond this time:

o  in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares hasn't cleared by the time the shares are sold; clearance may take up to 15 calendar days from the date of purchase

ELIGIBLE ACCOUNTS

The Trust Class shares of each of the funds described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Neuberger Berman.

The fees and policies outlined in this prospectus are set by each of the funds described in this prospectus and by Neuberger Berman Management Inc. However, most of the information you'll need for managing your investment will come from Neuberger Berman. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, Neuberger Berman charges fees, which are generally in addition to those described in this prospectus.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Trust Class shares of each fund do not have a sales charge, the price your account pays for each share of each fund is the net asset value per share. Similarly, because each fund does not charge any fee for selling shares, each fund pays the full share price when your account sells shares. Remember that Neuberger Berman may charge fees for its investment management services.

The funds are open for business every day that both the New York Stock Exchange and the Federal Reserve Wire System are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 1:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price to be calculated after your account's order has been accepted (see "Maintaining Your Account" for information on placing orders).

Each fund calculates its share price as of 5:00 p.m. eastern time on business days.

Shares purchased before 5:00 p.m. eastern time will accrue dividends that same day. Shares sold will not accrue dividends on the day of the sale.

SHARE PRICE CALCULATIONS

The price of Trust Class shares of each fund is the total value of its assets attributable to Trust Class minus its liabilities, attributable to that class, divided by the total number of shares. The funds do not anticipate that their share price will fluctuate.

When valuing portfolio securities, each fund uses a constant amortization method.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each fund pays out to shareholders any net investment income and realized net capital gains it earns. Each fund declares income dividends daily and pays them monthly. The funds do not anticipate making any long-term capital gain distributions. Any net short-term capital gains would be paid annually in December.

Consult Neuberger Berman about whether distributions from the funds to your account will be reinvested in additional shares of the funds or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds the fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the share's beneficial owner.

HOW DISTRIBUTIONS ARE TAXED -- Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to other accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in additional shares of the fund.

Dividends are taxable in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31st. Your tax statement (see "Taxes and You") will help clarify this for you. Income distributions and net short-term capital gains (if any) are taxed as ordinary income.

HOW SHARE TRANSACTIONS ARE TAXED -- When a qualified retirement plan sells fund shares in its account, there are no tax consequences to the plan or its beneficiaries. Other accounts that sell fund shares will not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan accounts, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

How can you figure out your tax liability on fund distributions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

MARKET TIMING POLICY

Frequent purchases and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds' trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any investment order or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS

A description of each fund's policies and procedures with respect to disclosure of the fund's portfolio securities is available in the funds' Statement of Additional Information.

FUND STRUCTURE

The funds use a "master-feeder" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean each feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master portfolio or decide to manage its assets itself.

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

TRUST CLASS SHARES

o  No load
o  No sales charges
o  No 12b-1 fees

If you'd like further details on these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS --Published twice a year, the shareholder reports offer information about each fund's recent performance, including:

o  a discussion by the portfolio managers about strategies and market conditions

o  fund performance data and financial statements

o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on each fund, including:

o  various types of securities and practices, and their risks

o  investment limitations and additional policies

o  information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:  NEUBERGER BERMAN MANAGEMENT INC.

Sub-advisor: [LBAM]

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

800-877-9700
212-476-8800

BROKER/DEAL AND INSTITUTIONAL SERVICES:  800-366-6264

WEB SITE:  www.nb.com

EMAIL:  fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's Web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

================================
Neuberger Berman Management Inc.
--------------------------------
A LEHMAN BROTHERS COMPANY
================================

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SHAREHOLDER SERVICES
800-877-9700

INSTITUTIONAL SERVICES
800-366-6264

www.nb.com
----------

[A0630 01/05]

SEC file number 811-21647

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                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES


                       STATEMENT OF ADDITIONAL INFORMATION


                               Trust Class Shares


                            DATED: [January 1, 2005]

                    NEUBERGER BERMAN INSTITUTIONAL CASH FUND
                           NEUBERGER BERMAN PRIME FUND

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700


--------------------------------------------------------------------------------

Neuberger Berman INSTITUTIONAL CASH FUND and Neuberger Berman PRIME FUND (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated [January 1, 2005]. Neuberger Berman INSTITUTIONAL CASH FUND and Neuberger Berman PRIME FUND each invests all of its net investable assets in Institutional Liquidity Portfolio and Prime Portfolio, respectively, each a series of Institutional Liquidity Trust.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' Prospectus, which provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Funds' Prospectus.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION.........................................................1

    Investment Policies and Limitations........................................1

    Additional Investment Information..........................................4

CERTAIN RISK CONSIDERATIONS...................................................14

TRUSTEES AND OFFICERS.........................................................14

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................24

    Investment Manager and Administrator......................................24

    Management and Administration Fees........................................25

    Waivers and Reimbursements................................................25

    Trust Class of Institutional Cash Fund....................................25

    Trust Class of Prime Fund.................................................26

    Trust Class of All Funds..................................................26

    Sub-Adviser...............................................................26

    Investment Companies Managed..............................................28

    Codes of Ethics...........................................................30

    Management and Control of NB Management and LBAM..........................30

DISTRIBUTION ARRANGEMENTS.....................................................31

ADDITIONAL PURCHASE INFORMATION...............................................32

    Share Prices and Net Asset Value..........................................32

ADDITIONAL REDEMPTION INFORMATION.............................................32

    Suspension of Redemptions.................................................32

    Redemptions in Kind.......................................................33

    Market Timing.............................................................33

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................33

ADDITIONAL TAX INFORMATION....................................................34

    Taxation of the Funds.....................................................34

    Taxation of the Portfolios................................................35

    Taxation of the Funds' Shareholders.......................................36

VALUATION OF PORTFOLIO SECURITIES.............................................36

PORTFOLIO TRANSACTIONS........................................................36

    Proxy Voting..............................................................39

REPORTS TO SHAREHOLDERS.......................................................40

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................40

    The Funds.................................................................40

    The Portfolios............................................................41

CUSTODIAN AND TRANSFER AGENT..................................................42

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................43

LEGAL COUNSEL.................................................................43

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................43

REGISTRATION STATEMENT........................................................43

FINANCIAL STATEMENTS..........................................................43

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

      Each Fund is a separate operating series of Neuberger Berman Institutional Liquidity Series (the "Trust"), a Delaware statutory business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of each Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of each Fund. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Portfolio is advised by NB Management and sub-advised by Lehman Brothers Asset Management, Inc. ("LBAM").

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Master Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or Portfolio may not be changed without the approval of the lesser of:

      (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

      (2) a majority of the outstanding shares of the Fund or Portfolio.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, a Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

      Each Fund has the following fundamental investment policy, to enable it to invest in a Portfolio:

           Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Fund.

      A Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

      Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

      The following investment policies and limitations are fundamental and apply to each Portfolio unless otherwise indicated:

           1. BORROWING. The Portfolio may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, the Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made.

           2. COMMODITIES. The Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

           3. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

           4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Portfolio normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

           5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

           6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

           7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

           8. UNDERWRITING. No Portfolio may engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

      Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

      The following investment policies and limitations are non-fundamental and apply to each Portfolio unless otherwise indicated:

           1. INVESTMENTS IN ANY ONE ISSUER. No Portfolio may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

           2. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

           3. BORROWING. No Portfolio will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

           4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

           5. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

Additional Investment Information
---------------------------------

      Each Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal investment strategies are disclosed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

      FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because each of the Institutional Liquidity Portfolio and Prime Portfolio normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

      CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio invests typically are not covered by deposit insurance.

      POLICIES AND LIMITATIONS. Institutional Liquidity Portfolio and Prime Portfolio normally will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such OBLIGATIONS.

      LEVERAGE. A Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Portfolio's NAVs. Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Portfolio's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued transactions may create leverage.

      POLICIES AND LIMITATIONS. Each Portfolio may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Portfolio may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, a Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

      FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which the Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk").

      RATINGS OF FIXED INCOME SECURITIES

      As discussed in the Prospectus, each Portfolio may purchase securities rated by S&P, Moody's, or any other Nationally Recognized Statistical Rating Organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio mainly refers to ratings assigned by S&P, Moody's and Fitch, which are described in Appendix A. The Portfolio may also invest in unrated securities that are deemed comparable in quality by LBAM to the rated securities in which the Portfolio may permissibly invest.

      RATINGS DOWNGRADES. Subsequent to its purchase by the Portfolio, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Portfolio. LBAM will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

      DURATION AND MATURITY

      Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

      Each Portfolio has a policy of investing in instruments with maturities of 397 days or less with the exception of variable rate U.S. Government securities, which will be limited to a final maturity of 762 days at the time of purchase. For purposes of complying with this policy, the Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits the Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Institutional Liquidity Portfolio is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Prime Portfolio has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

      U.S. GOVERNMENT AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (formerly known as the "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless LBAM, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

      POLICIES AND LIMITATIONS. The Portfolio may invest up to 10% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. LBAM monitors the creditworthiness of sellers.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Portfolio may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

      SECURITIES LOANS. Each Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by LBAM, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with a Portfolio. A Portfolio may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. LBAM believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Portfolios can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Portfolios also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

      POLICIES AND LIMITATIONS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by LBAM. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in securities lending transactions. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Trustees.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. LBAM, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.

      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by the Portfolio to purchase securities that will be issued at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued and delayed delivery transactions enable a Portfolio to "lock in" what LBAM believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's NAV starting on the date of the agreement to purchase the securities. Because a Portfolio has not yet paid for the securities, this produces an effect similar to leverage. A Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

      POLICIES AND LIMITATIONS. A Portfolio will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. Commitments will not exceed 90 days. A Portfolio may realize capital gains or losses in connection with these transactions.

      When the Portfolio purchases securities on a when-issued or delayed delivery basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

      COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, LBAM may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

      POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Portfolio's and Fund's net asset values ("NAVs") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio. LBAM monitors the creditworthiness of counterparties to reverse repurchase agreements.

      A Portfolio's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Portfolio generally will enter into a reverse repurchase agreement only if the adviser anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Portfolio receives a large-scale redemption near the close of regular trading on the New York Stock Exchange ("NYSE").

      POLICIES AND  LIMITATIONS.  Reverse  repurchase  agreements are considered borrowings for purposes of a Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Portfolio's obligations under the agreement. A Portfolio may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, a Portfolio does not currently intend to invest more than [33 1/3]% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the [33 1/3]% limit. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

      BANKING  AND SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.

      A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

      VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

      POLICIES AND LIMITATIONS. The Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

      For purposes of determining its dollar-weighted average maturity, the Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, the Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, LBAM considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

      FUNDING AGREEMENTS. The Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

      POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, the Portfolio may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

      EXTENDIBLE COMMERCIAL NOTES ("ECNS"). The Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

      LOAN PARTICIPATIONS. The Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Portfolio are generally regarded as illiquid.

      MONEY MARKET FUNDS. The Portfolio may invest up to 10% of its total assets in the securities of other money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Portfolio to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

      POLICIES AND LIMITATIONS. For cash management purposes, the Portfolio may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, the Portfolio's investment in securities of other investment companies is limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii)
10% of the Portfolio's total assets in all investment companies in the aggregate.

      ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

      U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

      POLICIES AND LIMITATIONS. These investments are subject to the Portfolio's quality, maturity, and duration standards.

      MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax.

      Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

      The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

      Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

      POLICIES  AND   LIMITATIONS.   The   Portfolio  may  invest  in  municipal
obligations that otherwise meet its criteria for quality and maturity.

      TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolios' operations.

      CALL RISK. Some debt securities in which the Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a fund holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the fund would have to reinvest the proceeds from the called security at the current, lower rates.

                           CERTAIN RISK CONSIDERATIONS

      A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that either Portfolio will achieve its investment objective. The Portfolio's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Portfolio invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

                              TRUSTEES AND OFFICERS

The following tables set forth information concerning the trustees and officers of the Trusts. All persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees
---------------------------------------

Name, Age and Address(1)         Position(s) Principal Occupation(s)      Number of   Other Directorships
                                 Held,       During Past 5 Years(3)       Portfolios  Held Outside Fund
                                 Term of                                  in Fund     Complex by
                                 Office                                   Complex     Director/Trustee
                                 and                                      Overseen
                                 Length of                                by
                                 Time                                     Director/
                                 Served                                   Trustee
                                 With the
                                 Trusts(2)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------
John Cannon (74)                 Trustee     Consultant. Formerly,        [40]        Independent Trustee
                                 since       Chairman and Chief                       or Director of three
                                 1994.       Investment Officer of CDC                series of
                                             Investment Advisors                      OppenheimerFunds:
                                             (registered investment                   Limited Term New
                                             adviser), 1993 to January                York Municipal Fund,
                                             1999; prior thereto,                     Rochester Fund
                                             President and Chief                      Municipals, and
                                             Executive Officer, AMA                   Oppenheimer
                                             Investment Advisors, an                  Convertible
                                             affiliate of the American                Securities Fund,
                                             Medical Association.                     since 1992.

Faith Colish (68)                Trustee     Counsel, Carter Ledyard &    [40]        Director, American
                                 since       Milburn LLP (law firm)                   Bar Retirement
                                 2000.       since October 2002;                      Association (ABRA)
                                             formerly, Attorney at Law                since 1997
                                             and President, Faith                     (not-for-profit
                                             Colish, A Professional                   membership
                                             Corporation, 1980 to 2002.               association).

Walter G. Ehlers (70)            Trustee     Consultant; Retired          [40]        None.
                                 since       President and Trustee,
                                 2000.       Teachers Insurance &
                                             Annuity (TIAA) and College
                                             Retirement Equities Fund
                                             (CREF).

C. Anne Harvey (66)              Trustee     Consultant, C. A. Harvey     [40]        President, Board of
                                 since       Associates, since June                   Associates to The
                                 2000.       2001; formerly, Director,                National
                                             AARP, 1978 to December                   Rehabilitation
                                             2001.                                    Hospital's Board of
                                                                                      Directors, since
                                                                                      2002; Formerly,
                                                                                      Member, Individual
                                                                                      Investors Advisory
                                                                                      Committee to the New
                                                                                      York Stock Exchange
                                                                                      Board of Directors,
                                                                                      1998 to June 2002;
                                                                                      Member, American
                                                                                      Savings Education
                                                                                      Council's Policy
                                                                                      Board (ASEC), 1998
                                                                                      to 2000; Member,
                                                                                      Executive Committee,
                                                                                      Crime Prevention
                                                                                      Coalition of
                                                                                      America, 1997 to
                                                                                      2000.

Barry Hirsch (70)                Trustee     Attorney-at-Law.             [40]        None.
                                 since       Formerly, Senior Counsel,
                                 1993.       Loews Corporation
                                             (diversified financial
                                             corporation) May 2002 to
                                             April 2003; formerly,
                                             Senior Vice President,
                                             Secretary and General
                                             Counsel, Loews Corporation.

Robert A. Kavesh (76)            Trustee     Marcus Nadler Professor      [40]        Director, DEL
                                 since       Emeritus of Finance and                  Laboratories, Inc.
                                 1993.       Economics, New York                      (cosmetics and
                                             University Stern School of               pharmaceuticals)
                                             Business.                                since 1978;
                                                                                      Director, The Caring
                                                                                      Community
                                                                                      (not-for-profit).

Name, Age and Address(1)         Position(s) Principal Occupation(s)      Number of   Other Directorships
                                 Held,       During Past 5 Years(3)       Portfolios  Held Outside Fund
                                 Term of                                  in Fund     Complex by
                                 Office                                   Complex     Director/Trustee
                                 and                                      Overseen
                                 Length of                                by
                                 Time                                     Director/
                                 Served                                   Trustee
                                 With the
                                 Trusts(2)
------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)            Trustee     Retired.  Formerly, Vice     [40]        Director, WHX
                                 since       President and Special                    Corporation (holding
                                 2000.       Counsel, WHX Corporation                 company) since
                                             (holding company) 1993 to                August 2002;
                                             2001.                                    Director,
                                                                                      Webfinancial
                                                                                      Corporation (holding
                                                                                      company) since
                                                                                      December 2002;
                                                                                      Director, State
                                                                                      Theatre of New
                                                                                      Jersey
                                                                                      (not-for-profit
                                                                                      theater) since 2000;
                                                                                      formerly, Director,
                                                                                      Kevlin Corporation
                                                                                      (manufacturer of
                                                                                      microwave and other
                                                                                      products).

William E. Rulon (71)            Trustee     Retired.  Senior Vice        [40]        Director, Pro-Kids
                                 since       President, Foodmaker, Inc.               Golf and Learning
                                 1993.       (operator and franchiser                 Academy (teach golf
                                             of restaurants) until                    and computer usage
                                             January 1997.                            to "at risk"
                                                                                      children) since
                                                                                      1998; formerly,
                                                                                      Director, Prandium,
                                                                                      Inc. (restaurants)
                                                                                      from March 2001
                                                                                      until July 2002.

Cornelius T. Ryan (72)           Trustee     Founding General Partner,    [40]        Director, Capital
                                 since       Oxford Partners and Oxford               Cash Management
                                 2000.       Bioscience Partners                      Trust (money market
                                             (venture capital                         fund), Narragansett
                                             partnerships) and                        Insured Tax-Free
                                             President, Oxford Venture                Income Fund, Rocky
                                             Corporation.                             Mountain Equity
                                                                                      Fund, Prime Cash
                                                                                      Fund, several
                                                                                      private companies
                                                                                      and QuadraMed
                                                                                      Corporation (NASDAQ).

Tom Decker Seip (54)             Trustee     General Partner, Seip        [40]        Director, H&R Block,
                                 since       Investments LP (a private                Inc. (financial
                                 2000.       investment partnership);                 services company)
                                             formerly, President and                  since May 2001;
                                             CEO, Westaff, Inc.                       Director, Forward
                                             (temporary staffing), May                Management, Inc.
                                             2001 to January 2002;                    (asset management)
                                             Senior Executive at the                  since 2001;
                                             Charles Schwab Corporation               formerly, Director,
                                             from 1983 to 1999,                       General Magic (voice
                                             including Chief Executive                recognition
                                             Officer, Charles Schwab                  software) 2001-2002;
                                             Investment Management,                   formerly, Director,
                                             Inc. and Trustee, Schwab                 E-Finance
                                             Family of Funds and Schwab               Corporation (credit
                                             Investments from 1997 to                 decisioning
                                             1998 and Executive Vice                  services) 1999-2003;
                                             President-Retail                         formerly, Director,
                                             Brokerage, Charles Schwab                Save-Daily.com
                                             Investment Management from               (micro investing
                                             1994 to 1997.                            services) 1999-2003;
                                                                                      formerly, Director,
                                                                                      Offroad Capital Inc.
                                                                                      (pre-public internet
                                                                                      commerce company).

Name, Age and Address(1)         Position(s) Principal Occupation(s)      Number of   Other Directorships
                                 Held,       During Past 5 Years(3)       Portfolios  Held Outside Fund
                                 Term of                                  in Fund     Complex by
                                 Office                                   Complex     Director/Trustee
                                 and                                      Overseen
                                 Length of                                by
                                 Time                                     Director/
                                 Served                                   Trustee
                                 With the
                                 Trusts(2)
------------------------------------------------------------------------------------------------------------
Candace L. Straight (56)         Trustee     Private investor and         [40]        Director, The
                                 since       consultant specializing in               Proformance
                                 1993.       the insurance industry;                  Insurance Company
                                             formerly, Advisory                       (personal lines
                                             Director, Securitas                      property and
                                             Capital LLC (a global                    casualty insurance)
                                             private equity investment                since March 2004;
                                             firm dedicated to making                 Director, Providence
                                             investments in the                       Washington (property
                                             insurance sector) 1998                   and casualty
                                             until December 2002.                     insurance) since
                                                                                      December 1998;
                                                                                      Director, Summit
                                                                                      Global Partners
                                                                                      (insurance brokerage
                                                                                      firm) since October
                                                                                      2000.

Peter P. Trapp (59)              Trustee     Regional Manager for         [40]        None.
                                 since       Atlanta Region, Ford Motor
                                 2000.       Credit Company since
                                             August, 1997; formerly,
                                             President, Ford Life
                                             Insurance Company, April
                                             1995 until August 1997.
TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien* (75)          Trustee     Formerly, Member,            [40]        Director, Legg
                                 since       Investment Policy                        Mason, Inc.
                                 2000.       Committee, Edward Jones,                 (financial services
                                             1993 to 2001; President,                 holding company)
                                             Securities Industry                      since 1993;
                                             Association ("SIA")                      formerly, Director,
                                             (securities industry's                   Boston Financial
                                             representative in                        Group (real estate
                                             government relations and                 and tax shelters),
                                             regulatory matters at the                1993 to1999.
                                             federal and state levels),
                                             1974 to 1992; Adviser to
                                             SIA, November 1992 to
                                             November 1993.

Jack L. Rivkin* (63)             President   Executive Vice President     [40]        Director, Dale
                                 and         and Chief Investment                     Carnegie and
                                 Trustee     Officer of Neuberger                     Associates, Inc.
                                 since       Berman Inc. (holding                     (private company)
                                 December    company) since 2002 and                  since 1998;
                                 2002.       2003, respectively;                      Director, Emagin
                                             Executive Vice President                 Corp. (public
                                             and Chief Investment                     company) since 1997;
                                             Officer, Neuberger Berman                Director, Solbright,
                                             since 2002 and 2003,                     Inc. (private
                                             respectively; Director and               company) since 1998;
                                             Chairman, NB Management                  Director, Infogate,
                                             since December 2002;                     Corp. (private
                                             formerly, Executive Vice                 company) since 1997.
                                             President, Citigroup
                                             Investments, Inc. from
                                             September 1995 to February
                                             2002; formerly Executive
                                             Vice President, Citigroup
                                             from September 1995 to
                                             February 2002.

Name, Age and Address(1)         Position(s) Principal Occupation(s)      Number of   Other Directorships
                                 Held,       During Past 5 Years(3)       Portfolios  Held Outside Fund
                                 Term of                                  in Fund     Complex by
                                 Office                                   Complex     Director/Trustee
                                 and                                      Overseen
                                 Length of                                by
                                 Time                                     Director/
                                 Served                                   Trustee
                                 With the
                                 Trusts(2)
------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (44)           Chairman    Executive Vice President,    [40]        Director and Vice
                                 of the      Neuberger Berman Inc.                    President,
                                 Board,      (holding company) since                  Neuberger & Berman
                                 Chief       1999; Head of Neuberger                  Agency, Inc. since
                                 Executive   Berman Inc.'s Mutual Funds               2000; formerly,
                                 Officer     and Institutional Business               Director, Neuberger
                                 and         since 1999; President and                Berman Inc. (holding
                                 Trustee     Director, NB Management                  company) from
                                 since 2000  since 1999; Executive Vice               October 1999 through
                                             President, Neuberger                     March 2003.
                                             Berman since 1999;
                                             formerly, Principal,
                                             Neuberger Berman from 1997
                                             until 1999; Senior Vice
                                             President, NB Management
                                             from 1996 until 1999.

      (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and
           (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

      (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust

                                     Position and Length of
Name, Age, and Address (1)              Time Served (2)              Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------
Claudia A. Brandon (47)               Secretary since 1985       Vice President-Mutual Fund Board
                                                                 Relations, NB Management since
                                                                 2000; Vice President, Neuberger
                                                                 Berman since 2002 and employee
                                                                 since 1999; formerly, Vice
                                                                 President, NB Management from 1986
                                                                 to 1999; Secretary, [fourteen]
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (four since 2002,
                                                                 three since 2003 and [four] since
                                                                 2004).

Robert Conti (47)                  Vice President since 2000     Senior Vice President, Neuberger
                                                                 Berman since 2003; formerly, Vice
                                                                 President, Neuberger Berman from
                                                                 1999 until 2003; Senior Vice
                                                                 President, NB Management since
                                                                 2000; Controller, NB Management
                                                                 until 1996; Treasurer, NB
                                                                 Management from 1996 until 1999;
                                                                 Vice President, [fourteen]
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003
                                                                 and [four] since 2004).

                                                                 Managing Director, Neuberger Berman
Brian J. Gaffney (50)              Vice President since 2000     since 1999; Senior Vice President,
                                                                 NB Management since 2000; formerly,
                                                                 Vice President, NB Management from
                                                                 1997 until 1999; Vice President,
                                                                 [fourteen] registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003
                                                                 and [four] since 2004).

Sheila R. James (38)             Assistant Secretary since 2002  Employee, Neuberger Berman since
                                                                 1999; formerly, Employee, NB
                                                                 Management from 1991 to 1999;
                                                                 Assistant Secretary, [fourteen]
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (seven since 2002,
                                                                 three since 2003 and [four] since
                                                                 2004).

Kevin Lyons (48)                 Assistant Secretary since 2003  Employee, Neuberger Berman since
                                                                 1999; formerly, Employee NB
                                                                 Management from 1993 to 1999;
                                                                 Assistant Secretary, [fourteen]
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (ten since 2003 and
                                                                 [four] since 2004).

John M. McGovern (34)            Assistant Treasurer since 2002  Vice President, Neuberger Berman since 2004; Employee, NB Management
                                                                 since 1993; Assistant Treasurer,
                                                                 [fourteen] registered investment
                                                                 companies for which NB Management
                                                                 acts as investment manager and
                                                                 administrator (seven since 2002,
                                                                 three since 2003 and [four] since
                                                                 2004).

                                     Position and Length of
Name, Age, and Address (1)              Time Served (2)              Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------
Barbara Muinos (45)                 Treasurer and Principal      Vice President, Neuberger Berman
                                    Financial and Accounting     since 1999; formerly, Assistant
                                   Officer since 2002; prior     Vice President, NB Management from
                                  thereto, Assistant Treasurer   1993 to 1999; Treasurer and
                                           since 1996            Principal Financial and Accounting
                                                                 Officer, [fourteen] registered
                                                                 investment companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator (seven
                                                                 since 2002, three since 2003 and
                                                                 [four] since 2004); Assistant
                                                                 Treasurer of three registered
                                                                 investment companies for which NB
                                                                 Management acts as investment
                                                                 manager and administrator from 1996
                                                                 until 2002.

Frederic B. Soule (57)             Vice President since 2000     Senior Vice President, Neuberger
                                                                 Berman since 2003; formerly, Vice
                                                                 President, Neuberger Berman from
                                                                 1999 until 2003; Vice President, NB
                                                                 Management from 1995 until 1999;
                                                                 Vice President, [fourteen]
                                                                 registered investment companies for
                                                                 which NB Management acts as
                                                                 investment manager and
                                                                 administrator (three since 2000,
                                                                 four since 2002, three since 2003
                                                                 and [four] since 2004).
--------------------

(1)     The business  address of each listed  person is 605 Third Avenue,  New York,  New York
        10158.

(2)     Pursuant to the By-Laws of the Trust,  each officer elected by the Trustees shall hold office until his or her  successor  shall have been elected and qualified or until his or her earlier  death,  inability  to serve,  or  resignation.  Officers  serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)     Except as otherwise  indicated,  each  individual has held the positions  shown for at least the last five years.

The Board of Trustees
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below. [None of the committees listed below have met since the Trust commenced operations on ________, 2004.]

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent auditors; and (e) to act as a liaison between the Funds' independent auditors and the full Board. Its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees.

      CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard A. Mileaf and Edward I. O'Brien. All members, except for Mr. O'Brien, are Independent Fund Trustees. The entire Board will receive required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Candace L. Straight. All members are Independent Fund Trustees.

      EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Board of Trustees when the Board of Trustees is not in session. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members, except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman, are Independent Fund Trustees.

      NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, and as officers of the Trust. Its members are C. Anne Harvey, Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf (Chairman), and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Institutional Liquidity Series, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180.

      PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") to the Funds, and
information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Funds' trades and the consideration given to alternative trading systems. Its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. All members are Independent Fund Trustees.

      PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the Funds' portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, and Tom D. Seip (Chairman). All members, except for Mr. O'Brien and Mr. Rivkin, are Independent Fund Trustees.

      The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the trustees of the Trust. The Trust does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                     FOR FISCAL YEAR ENDED 10/31/04 [UPDATE]

                                                        Total Compensation
                                                          from Investment
                                   Aggregate             Companies in the
Name and Position                 Compensation           Neuberger Berman
with the Trust                   from the Trust            Fund Complex
------------------------         --------------            ------------

INDEPENDENT TRUSTEES

John Cannon                            $0                    [$70,000]
Trustee

Faith Colish                           $0                    [$70,000]
Trustee

Walter G. Ehlers                       $0                    [$70,000]
Trustee

C. Anne Harvey                         $0                    [$70,000]
Trustee

Barry Hirsch                           $0                    [$70,000]
Trustee

Robert A. Kavesh                       $0                    [$70,000]
Trustee

Howard A. Mileaf                       $0                    [$70,000]
Trustee

William E. Rulon                       $0                    [$70,000]
Trustee

                                                        Total Compensation
                                                          from Investment
                                   Aggregate             Companies in the
Name and Position                 Compensation           Neuberger Berman
with the Trust                   from the Trust            Fund Complex
------------------------         --------------            ------------

Cornelius T. Ryan                      $0                    [$70,000]
Trustee

Tom Decker Seip                        $0                    [$62,500]
Trustee

Candace L. Straight                    $0                    [$70,000]
Trustee

Peter P. Trapp                         $0                    [$62,500]
Trustee

TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien                      $0                    [$70,000]
Trustee

Jack L. Rivkin                         $0                       $0
President and Trustee

Peter E. Sundman                       $0                       $0
Chairman of the Board, Chief
Executive Officer and Trustee

      As the Funds were not operational prior to the date of this Prospectus, the Trustees and officers of the Trust, as a group, did not own beneficially or of record less than 1% of the outstanding shares of each Fund.

--------------------------------------------------------------------------------
                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                     IN ALL REGISTERED INVESTMENT COMPANIES
                                     OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                      INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                                 None
--------------------------------------------------------------------------------
Faith Colish                                                       Over $100,000
--------------------------------------------------------------------------------
Walter G. Ehlers                                                            None
--------------------------------------------------------------------------------
C. Anne Harvey                                                  $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                                None
--------------------------------------------------------------------------------
Robert A. Kavesh                                               $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                   Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                                $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                               $50,001-$100,000
--------------------------------------------------------------------------------
Tom Decker Seip                                                       $1-$10,000
--------------------------------------------------------------------------------
Candace L. Straight                                                Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                 $10,001 - $50,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                     IN ALL REGISTERED INVESTMENT COMPANIES
                                     OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE                      INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I. O'Brien                                                  Over $100,000
--------------------------------------------------------------------------------
Jack L. Rivkin                                                        $1-$10,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                   Over $100,000
--------------------------------------------------------------------------------
* Valuation as of December 31, 2003.

Independent Trustees Ownership of Securities
--------------------------------------------

      No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the Portfolios' investment manager pursuant to a management agreement with Master Trust, on behalf of the Portfolios, dated as of ________, 2004 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios on ______, 2004.

      Under the Management Agreement, NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and two persons who are officers of NB Management (three of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

      NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated _____, 2004 ("Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus.

      Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement. From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

      From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

      For investment management services, each Fund pays NB Management a fee at the annual rate of [0.10]% of average daily net assets.

      NB Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays NB Management at the annual rate of [0.15%] of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval  of an annual  budget by the  Trust's  Board of  Trustees,  including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provide such services.

Waivers and Reimbursements
--------------------------

      NB Management has undertaken to provide certain waivers or  reimbursements
of  Fund  expenses,   as  described  below.   With  respect  to  any  Fund,  the
appropriateness of any such undertaking is determined on a fund-by-fund basis.

Trust Class of Institutional Cash Fund
--------------------------------------

      NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman Institutional Cash Fund so that the total operating expenses of the Institutional Cash Fund (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) is limited to 0.41% of average daily net assets of the Institutional Cash Fund. This undertaking lasts until October 31, 2007. The Institutional Cash Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has voluntarily agreed to waive its fee under the Management Agreement in the amount of 0.02% of the Institutional Cash Fund's average net assets through [December 31, 2005]. As a result of this waiver, the Management Agreement fee will be 0.08% and the total annual operating expenses of the Institutional Cash Fund are expected to be limited to 0.27% of its average net assets.

Trust Class of Prime Fund
-------------------------

      NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman Prime Fund so that the total operating expenses of the Prime Fund (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) is limited to 0.41% of average daily net assets of the Prime Fund. This undertaking lasts until October 31, 2007. The Prime Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has voluntarily agreed to waive its fee under the Management Agreement in the amount of 0.02% of the Prime Fund's average net assets through [December 31, 2005]. As a result of this waiver, the Management Agreement fee will be 0.08% and the total annual operating expenses of the Fund are expected to be limited to 0.30% of its average net assets.

Trust Class of All Funds
------------------------

      The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

      NB Management retains LBAM, [insert address], as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated _________ __, 2004 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that LBAM will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Sub-Advisory Agreement permits LBAM to effect securities transactions on behalf of the Portfolio through associated persons of LBAM. The Sub-Advisory Agreement also specifically permits LBAM to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although LBAM has no current plans to pay a material amount of such compensation.

      The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by LBAM on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

      [Most money managers that come to the Lehman Brothers organization have at least fifteen years experience. LBAM and NB Management employ experienced professionals that work in a competitive environment.]

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

      In evaluating the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and LBAM and met with senior representatives of NB Management and LBAM regarding their personnel, operations and financial condition. The Independent Fund Trustees were advised by independent legal counsel throughout this process.

      The Board considered the following factors to be of primary importance to its approval of the Management Agreement: (1) the favorable history, reputation, qualifications, and background of NB Management, as well as the qualifications of its personnel and its financial condition; (2) the fee and expense ratio of each Fund relative to comparable mutual funds; (3) that the fee and expense ratio of each Fund appeared to the Board to be reasonable given the quality of services expected to be provided; and (4) the commitment of NB Management to undertake a voluntary expense limitation for each Fund.

      The Board evaluated the terms of the Management Agreement and whether the agreement was in the best interests of each Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Funds. With respect to the nature and quality of the services provided, the Board considered the performance of funds managed in a similar investment style by NB Management in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board also considered NB Management's positive compliance history, as the firm has been free of significant compliance problems.

      With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement. The Board reviewed overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that the Funds were close to or below the median compensation paid. The Board also considered the limit on Fund expenses undertaken by NB Management. Given the relatively low level of the management fee for each Fund, the Board determined there was no need for Management Agreement fee changes or breakpoints at this time.

      The Board also evaluated whether the Sub-Advisory Agreement was in the best interests of the each Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the agreement and the overall fairness of the agreement to the Funds. The Board requested and evaluated information from LBAM designed to inform the Board's consideration of these and other issues.

      With respect to the nature and quality of the services provided, the Board considered information that included a comparison of the performance and fees of funds sub-advised by LBAM with the performance and fees of a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk undertaken by the portfolio managers. The Board also considered LBAM's positive compliance history, as the firm has been free of significant compliance problems. With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement and considered whether there are any fall-out benefits resulting from LBAM's association with the Fund. The Board concluded that the Sub-Advisory Agreement fee is fair and reasonable.

      These matters were also considered by the Independent Fund Trustees with experienced 1940 Act counsel that is independent of NB Management and LBAM. The Board's annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

Investment Companies Managed
-------------------------------------

      As of December 31, 2003, the investment companies managed by NB Management had aggregate net assets of approximately $22.4 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                           December 31, 2003
----                                                           -----------------

Neuberger Berman Cash Reserves....................................$608,854,160

Neuberger Berman Government Money Fund..........................$1,053,073,674

Neuberger Berman High Income Bond Fund............................$578,938,539

Neuberger Berman Institutional Cash ............................$2,627,789,965

Neuberger Berman Limited Maturity Bond Fund.......................$225,036,200

Neuberger Berman Municipal Money Fund.............................$401,275,933

Neuberger Berman Municipal Securities Trust........................$39,611,733

Neuberger Berman Strategic Income Fund.............................$26,011,638

Neuberger Berman Century Fund......................................$17,636,602

Neuberger Berman Fasciano Fund....................................$333,570,755

Neuberger Berman Focus Fund.....................................$1,827,129,433

Neuberger Berman Genesis Fund...................................$5,987,510,540

Neuberger Berman Guardian Fund..................................$1,710,505,138

Neuberger Berman International Fund...............................$106,215,900

Neuberger Berman Manhattan Fund...................................$350,477,573

Neuberger Berman Millennium Fund...................................$61,787,529

Neuberger Berman Partners Fund..................................$1,666,769,834

Neuberger Berman Real Estate Fund..................................$38,417,388

Neuberger Berman Regency Fund......................................$36,338,205

Neuberger Berman Socially Responsive Fund.........................$170,575,503

Neuberger Berman Advisers Management Trust......................$1,987,244,413

Neuberger Berman Intermediate Municipal Fund Inc..................$487,641,189

Neuberger Berman California Intermediate Municipal Fund Inc.......$158,913,610

Neuberger Berman New York Intermediate Municipal Fund Inc.........$130,607,763

Neuberger Berman Real Estate Income Fund Inc......................$133,653,079

Neuberger Berman Realty Income Fund Inc...........................$724,168,491

Neuberger Berman Real Estate Securities Income Fund, Inc. ........$491,164,745

Neuberger Berman Income Opportunity Fund Inc. ....................$403,584,489

      The investment decisions concerning the Portfolios and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties.

When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

      The Funds, NB Management and LBAM have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and LBAM
------------------------------------------------

      NB Management and LBAM are wholly owned by Lehman Brothers Holdings, Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman, LLC and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

      Lehman Brothers Holdings, Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers' address is 745 Seventh Avenue, New York, New York 10019.

      According to a Schedule 13G jointly filed on February 12, 2003 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 14,663,847 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 7,928,133 of such shares, shared voting power with respect to 1,232,544 of such shares, and sole dispositive power with respect to all of such shares, and (b) 13,880,365 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York NY 10104.

                            DISTRIBUTION ARRANGEMENTS

      Each Fund offers one class of shares, known as Trust Class.

Distributor
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Trust Class shares are offered on a no-load basis.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Trust Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      For each Fund's Trust Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman, or LBAM.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement ("Distribution Agreement"). The Distribution Agreement continues until ________, 200_. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund

Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Trust Class of each Fund and its corresponding Portfolio is calculated by subtracting total liabilities of that class from total assets attributable to the class (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that class and rounding the result to the nearest full cent. Each Fund calculates its NAV as of 5 p.m. Eastern time, on each day the NYSE is open.

      Each Fund tries to maintain stable NAVs of $1.00 per share. Each Portfolio values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. Each Portfolio and each Fund calculates its NAV as of 5 p.m. Eastern Time on each day the NYSE and the Federal Reserve Wire System are open.

      If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other securities and assets, including restricted securities, by a method that the Trustees of the Trust believe accurately reflects fair value.

      If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

      There can be no assurance that any Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and the Federal Reserve are open ("Business Day") after termination of the suspension.

      Each Fund prices its shares as of 5 p.m. Eastern time on each Business Day. The NYSE or Federal Reserve Wire System may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, a Fund will generally price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

      Each Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

Market Timing
-------------

      As noted in the Funds' prospectus, under certain circumstances, the Funds reserve the right to reject any investment order or suspend the telephone order privilege.

      Although the Funds diligently monitor for excessive short-term trading activity, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by Institutions is severely limited in those instances in which the Institution maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will eliminate all excessive short-term trading or prevent all harm that might be caused by such trading.

      The Funds have no formal or informal arrangements to allow customers to trade the Funds frequently.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund distributes to its shareholders substantially all of its net investment income (after deducting expenses attributable to a Class), and any net capital gains (both long-term and short-term) earned or realized by the Fund. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in each Portfolio's NAV (and hence, each Fund's NAV) until they are distributed. Each Portfolio and Fund calculate their net investment income and NAVs per share as of 5:00 p.m. Eastern time).

      Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

      Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

      A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

      To continue to qualify for treatment as a RIC under the Code, each Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Other registered investment companies that invested in the master-feeder structure and that were managed by NB Management received rulings from the Internal Revenue Service ("Service") that each series, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although these rulings may not be relied upon as precedent by the Funds, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Funds as well.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the Excise Tax.

      See the next section for a discussion of the tax consequences to the Fund of distributions to it from a Portfolio in certain securities and certain other transactions engaged in by the Portfolio.

Taxation of the Portfolios
--------------------------

      Other registered investment companies that invested in the master-feeder structure and that were managed by NB Management received rulings from the Service to the effect that, among other things, each portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not relied upon as precedent by the Portfolios, NB Management believes the reasoning therof an, hence, their conclusion apply to the Portfolios as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain or loss may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

      Dividends and interest received by a Portfolio and gains realized by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Taxation of the Funds' Shareholders
-----------------------------------

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Each Fund is required to withhold [28]% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

                        VALUATION OF PORTFOLIO SECURITIES

      Each Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

      In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of LBAM, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with its securities transactions.

      The use of Neuberger Berman and Lehman Brothers as brokers for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Portfolio and (2) at least as favorable as those charged by other brokers having comparable execution capability in LBAM's judgment. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Portfolios participate in.

Portfolio Holdings Disclosure Policy
------------------------------------

      The Portfolios prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Portfolios, rating and ranking organizations, and affiliated persons of the Portfolios or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Portfolio's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and the Portfolios have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Portfolios with a specific business reason to know the portfolio holdings of a Portfolio (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Portfolios' President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of Neuberger Berman Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Portfolio by completing a holdings disclosure form. The completed form must be submitted to the Portfolios' President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Portfolios or NB Management, the reviewer must ensure that the disclosure is in the best interests of Portfolio shareholders and that no conflict of interest exists between the shareholders and the Portfolios or NB Management. Following this approval, the form is submitted to Neuberger Berman Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      No Portfolio, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Portfolios' Chief Compliance Officer, the Board of Directors reviews the Portfolios' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

Proxy Voting
------------

      The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

      Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

      Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

      In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Beginning September 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

      Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has two separate operating series. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Neuberger Berman Institutional Cash Fund was previously a series of Neuberger Berman Income Funds, a Delaware statutory trust. On [December 21, 2004], shareholders of Neuberger Berman Institutional Cash Fund voted to approve its reorganization into a series of the Trust.

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

The Portfolios
--------------

      Each Portfolio is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. Master Trust is registered under the 1940 Act as a diversified, open-end management investment company. Master Trust has three separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

      FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

      Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio.

      Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.

      The trustees of the Trust believe that investment in a Portfolio by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in a Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If a Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

      CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

                          CUSTODIAN AND TRANSFER AGENT

      Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to [Neuberger Berman

Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.]

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Each Fund and Portfolio has selected [_______________], as the independent registered public accounting firm who will audit its financial statements.

                                  LEGAL COUNSEL

      Trusts have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of [_________] 2004, the following are all of the beneficial and record owners of more than five percent of the Neuberger Berman Institutional Cash Fund. [INSERT CHART] (Neuberger Berman Prime Money Fund has not yet commenced operations as of the date of this SAI.) Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

                             REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The Neuberger Berman Prime Fund has not yet commenced investment operations. However, the following financial statements and related documents of Neuberger Berman Institutional Cash Fund are incorporated herein by reference from Neuberger Berman Income Funds' Semi-Annual Report to shareholders for the reporting period ended April 30, 2004 [and from the Neuberger Berman Income Funds' Annual Report to shareholders for the reporting period ended October 31, 2003]:

      The unaudited financial statements of Neuberger Berman Income Fund and notes thereto for the period ended April 30, 2004 [and the audited financial statements of Neuberger Berman Income Fund and the notes thereto for the fiscal year ended October 31, 2003, and the reports of Ernst & Young LLP, independent auditors,] with respect to Neuberger Berman Institutional Cash Fund.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

      S&P CORPORATE BOND RATINGS:
      ---------------------------

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:
      -------------------------------

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      FITCH CORPORATE BOND RATINGS:
      -----------------------------

      THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

      AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

      BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

      DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      DBRS CORPORATE BOND RATINGS:
      ----------------------------

      THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

      AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

      AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

      A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

      BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

      BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

      B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

      CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

      D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

      HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

      S&P COMMERCIAL PAPER RATINGS:
      -----------------------------

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

      MOODY'S COMMERCIAL PAPER RATINGS:
      ---------------------------------

      Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

      FITCH COMMERCIAL PAPER RATINGS:
      -------------------------------

      THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

      F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      DBRS COMMERCIAL PAPER RATINGS:
      ------------------------------

      THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

      R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

      R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

                                     PART C

                                OTHER INFORMATION

Item 22.          Exhibits
-------           --------

(a)               (1) Certificate of Trust. (Filed herewith)

                  (2) Trust Instrument. (Filed herewith)

(b)               By-Laws. (Filed herewith)

(c)               Trust Instrument Articles IV, V, and VI and By-Laws Articles
                  V, VI, and VIII.

(d)               (1)   Form of Management Agreement between Institutional
                        Liquidity Trust and Neuberger Berman Management Inc.
                        ("NB Management").  (Filed herewith)

                  (2) Form of Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management, Inc. ("LBAM"). (Filed herewith)

(e) Form of Distribution Agreement between Neuberger Berman Institutional Liquidity Series ("Registrant") and NB Management. (Filed herewith)

(f)               Bonus, Profit Sharing Contracts. (Not applicable)

(g) Form of Custodian Contract Between Registrant and State Street Bank and Trust Company. (Filed herewith)

(h)               (1)   Form of Transfer Agency and Service Agreement between
                        Registrant and State Street Bank and Trust Company.
                        (Filed herewith)

                  (2) Form of Administration Agreement between Registrant and NB Management. (Filed herewith)

(i) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to legality of securities being registered. (To be filed by subsequent amendment)

(j)               Consent of Independent Registered Public Accounting Firm.
                  (To be filed by subsequent amendment)

(k)               Financial Statements Omitted from Prospectus. (Not applicable)

(l) Letter of Investment Intent. (To be filed by subsequent amendment)

(m)               Plan Pursuant to Rule 12b-1. (Not applicable)

(n)               Plan Pursuant to Rule 18f-3.  (Not applicable)

(o)               Powers of Attorney.  (Filed herewith)

(p) (1) Form of Code of Ethics for Registrant, NB Management, and Institutional Liquidity Trust. (Filed herewith)

                  (2) Code of Ethics for LBAM. (Filed herewith)


Item 23. Persons Controlled By or Under Common Control with Registrant.
-------  -------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.

Item 24. Indemnification.
-------  ---------------

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof...". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between NB Management and Institutional Liquidity Trust ("Master Trust") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of Master Trust against any liability to Master Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Master Trust.

         Section 6 of the Investment Advisory Agreement between NB Management and LBAM, with respect to Master Trust or any series thereof, provides that LBAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

         Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; PROVIDED, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the

Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 11 of the Distribution and Services Agreement between the Registrant, on behalf of its series, and NB Management provides that NB Management shall look only to the assets of a series for the Registrant's performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933,as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.


Item 25.  Business and Other Connections of Investment Adviser and Sub-Adviser.
-------   --------------------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------
Claudia Brandon                                  Vice President, Neuberger Berman, LLC ("Neuberger Berman") since
Vice President/Mutual Fund Board Relations,      2002; Employee, Neuberger Berman since 1999; Secretary, Neuberger
NB Management since May 2000; Vice President,    Berman Advisers Management Trust; Secretary, Neuberger Berman
NB Management from 1986-1999.                    Equity Funds; Secretary, Neuberger Berman Income Funds; Secretary,
                                                 Neuberger Berman Real Estate Income Fund Inc.; Secretary,
                                                 Neuberger Berman Intermediate Municipal Fund Inc.; Secretary,
                                                 Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                                 Secretary, Neuberger Berman California Intermediate Municipal Fund
                                                 Inc.; Secretary, Neuberger Berman Realty Income Fund Inc.;
                                                 Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                                 Secretary, Neuberger Berman Real Estate Securities Income Fund
                                                 Inc.; Secretary, Neuberger Berman Dividend Advantage Fund Inc.;
                                                 Secretary, Neuberger Berman Institutional Liquidity Series;
                                                 Secretary, Lehman Brothers Institutional Liquidity Series.

Thomas J. Brophy                                 Managing Director, Neuberger Berman.
Vice President, NB Management
since March 2000.


                                                            3

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Steven R. Brown                                  Managing Director, Neuberger Berman; Portfolio Manager, Neuberger
Vice President, NB Management since 2002.        Berman Real Estate Income Fund, Inc.; Portfolio Manager, Neuberger
                                                 Berman Realty Income Fund Inc.; Portfolio Manager, Neuberger
                                                 Berman Income Opportunity Fund Inc.; Portfolio Manager, Neuberger
                                                 Berman Real Estate Securities Income Fund Inc.; Portfolio Manager,
                                                 Neuberger Berman Dividend Advantage Fund Inc.

Lori Canell                                      Managing Director, Neuberger Berman.
Vice President, NB Management.

Brooke A. Cobb                                   Managing Director, Neuberger Berman.
Vice President, NB Management.

Robert Conti                                     Vice President, Neuberger Berman; Vice President, Neuberger Berman
Senior Vice President, NB Management since       Income Funds; Vice President, Neuberger Berman Equity Funds; Vice
November 2000; Treasurer, NB Management until    President, Neuberger Berman Advisers Management Trust; Vice
May 2000.                                        President, Neuberger Berman Real Estate Income Fund Inc.; Vice
                                                 President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                                 President Neuberger Berman New York Intermediate Municipal Fund
                                                 Inc.; Vice President, Neuberger Berman California Intermediate
                                                 Municipal Fund Inc.; Vice President, Neuberger Berman Realty
                                                 Income Fund Inc.; Vice President, Neuberger Berman Income
                                                 Opportunity Fund Inc.; Vice President, Neuberger Berman Real
                                                 Estate Securities Income Fund Inc.; Vice President, Neuberger
                                                 Berman Dividend Advantage Fund Inc.; Vice President, Neuberger
                                                 Berman Institutional Liquidity Series; Vice President, Lehman
                                                 Brothers Institutional Liquidity Series.

Robert B. Corman                                 Managing Director, Neuberger Berman; Portfolio Manager, Neuberger
Vice President, NB Management since 2003.        Berman Focus Fund.

Daniella Coules                                  Managing Director, Neuberger Berman; Portfolio Manager, Neuberger
Vice President, NB Management since 2002.        Berman Income Opportunity Fund Inc.

Robert W. D'Alelio                               Managing Director, Neuberger Berman.
Vice President, NB Management.

Ingrid Dyott                                     Managing Director, Neuberger Berman.
Vice President, Neuberger Berman; Vice
President, NB Management.

Michael F. Fasciano                              Managing Director, Neuberger Berman since March 2001; President,
Vice President, NB Management since March 2001.  Fasciano Company Inc. until March 2001; Portfolio Manager,
                                                 Fasciano Fund Inc. until March 2001.

Robert S. Franklin                               Managing Director, Neuberger Berman.
Vice President, NB Management.


                                                           4

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Brian P. Gaffney                                 Managing Director, Neuberger Berman since 1999; Vice President,
Senior Vice President, NB Management since       Neuberger Berman Income Funds; Vice President, Neuberger Berman
November 2000; Vice President, NB Management     Equity Funds; Vice President, Neuberger Berman Advisers Management
from April 1997 through November 1999.           Trust; Vice President, Neuberger Berman Real Estate Income Fund
                                                 Inc.; Vice President, Neuberger Berman Intermediate Municipal Fund
                                                 Inc.; Vice President, Neuberger Berman New York Intermediate
                                                 Municipal Fund Inc.; Vice President, Neuberger Berman California
                                                 Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman
                                                 Realty Income Fund Inc.; Vice President, Neuberger Berman Income
                                                 Opportunity Fund Inc.; Vice President, Neuberger Berman Real
                                                 Estate Securities Income Fund Inc.; Vice President, Neuberger
                                                 Berman Dividend Advantage Fund Inc.; Vice President, Neuberger
                                                 Berman Institutional Liquidity Series; Vice President, Lehman
                                                 Brothers Institutional Liquidity Series.

Robert I. Gendelman                              Managing Director, Neuberger Berman.
Vice President, NB Management.

Thomas E. Gengler, Jr.                           Senior Vice President, Neuberger Berman since February 2001; prior
Senior Vice President, NB Management since       thereto, Vice President, Neuberger Berman since 1999.
March 2001 prior thereto, Vice President,
NB Management.

Theodore P. Giuliano                             Managing Director, Neuberger Berman.
Vice President (and Director until February
2001), NB Management.

Joseph K. Herlihy                                Senior Vice President and Treasurer, Neuberger Berman; Treasurer,
Treasurer, NB Management.                        Neuberger Berman Inc.

Barbara R. Katersky                              Senior Vice President, Neuberger Berman.
Senior Vice President, NB Management.

Robert B. Ladd                                   Managing Director, Neuberger Berman.
Vice President, NB Management.

Kelly M. Landron                                 None.
Vice President, NB Management Inc. since March
2000.

Jeffrey B. Lane                                  Chief Executive Officer and President, Neuberger Berman; Director,
Director, NB Management since February 2001.     Chief Executive Officer and President, Neuberger Berman Inc.;
                                                 Director, Neuberger Berman Trust Company from June 1999 until November 2000.

Michael F. Malouf                                Managing Director, Neuberger Berman.
Vice President, NB Management.


                                                           5

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Robert Matza                                     Executive Vice President and Chief Operating Officer, Neuberger
Director, NB Management since April 2000.        Berman since January 2001; prior thereto, Executive Vice President and Chief Administrative Officer, Neuberger Berman; Executive Vice
                                                 President, Chief Operating Officer and Director, Neuberger Berman
                                                 Inc. since January 2001, prior thereto, Executive Vice President,
                                                 Chief Administrative Officer and Director, Neuberger Berman Inc.

Arthur Moretti                                   Managing Director, Neuberger Berman since June 2001; Managing
Vice President, NB Management since              Director, Eagle Capital from January 1999 until June 2001.
June 2001.

S. Basu Mullick                                  Managing Director, Neuberger Berman;
Vice President, NB Management.

Wayne C. Plewniak                                Managing Director, Neuberger Berman; Portfolio Manager, Neuberger
Vice President, NB Management since 2002.        Berman Income Opportunity Fund Inc.

Janet W. Prindle                                 Managing Director, Neuberger Berman; Director, Neuberger Berman
Vice President, NB Management.                   National Trust Company since January 2001; Director, Neuberger
                                                 Berman Trust Company of Delaware since April 2001.

Kevin L. Risen                                   Managing Director, Neuberger Berman.
Vice President, NB Management.

Benjamin E. Segal                                Managing Director, Neuberger Berman since November 2000, prior
Vice President, NB Management.                   thereto, Vice President, Neuberger Berman.

Jennifer Silver                                  Managing Director, Neuberger Berman.
Vice President, NB Management.

Kent C. Simons                                   Managing Director, Neuberger Berman.
Vice President, NB Management.

Matthew S. Stadler                               Senior Vice President and Chief Financial Officer, Neuberger
Senior Vice President and Chief Financial        Berman since August 2000, prior thereto, Controller, Neuberger
Officer, NB Management since August 2000.        Berman from November 1999 to August 2000; Senior Vice President and Chief Financial Officer, Neuberger Berman Inc. since August
                                                 2000; Senior Vice President and Chief Financial Officer, National
                                                 Discount Brokers Group from May 1999 until October 1999.


                                                           6

NAME                                             BUSINESS AND OTHER CONNECTIONS
----                                             ------------------------------

Peter E. Sundman                                 Executive Vice President, Neuberger Berman; Executive Vice
President and Director, NB Management.           President and Director, Neuberger Berman Inc.; Chairman of the
                                                 Board, Chief Executive Officer and Trustee, Neuberger Berman Income
                                                 Funds; Chairman of the Board, Chief Executive Officer and Trustee,
                                                 Neuberger Berman Advisers Management Trust; Chairman of the Board,
                                                 Chief Executive Officer and Trustee, Neuberger Berman Equity Funds;
                                                 Chairman of the Board, Chief Executive Officer and Director, Neuberger
                                                 Berman Real Estate Income Fund Inc.; Chairman of the Board, Chief
                                                 Executive Officer and Director, Neuberger Berman Intermediate Municipal
                                                 Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                                                 Neuberger Berman New York Intermediate Municipal Fund Inc.; Chairman of
                                                 the Board, Chief Executive Officer and Director, Neuberger Berman
                                                 California Intermediate Municipal Fund Inc.; Chairman of the Board,
                                                 Chief Executive Officer and Director, Neuberger Berman Realty Income
                                                 Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                                                 Neuberger Berman Income Opportunity Fund Inc.; Chairman of the Board,
                                                 Chief Executive Officer and Director, Neuberger Berman Real Estate
                                                 Securities Income Fund Inc.; Chairman of the Board, Chief Executive
                                                 Officer and Director, Neuberger Berman Dividend Advantage Fund Inc.;
                                                 Chairman of the Board, Chief Executive Officer and Trustee, Neuberger
                                                 Berman Institutional Liquidity Series; Chairman of the Board, Chief
                                                 Executive Officer and Trustee, Lehman Brothers Institutional Liquidity
                                                 Series.

Judith M. Vale                                   Managing Director, Neuberger Berman.
Vice President, NB Management.

Allan R. White, III                              Managing Director, Neuberger Berman.
Vice President, NB Management.

The principal address of NB Management, Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

         The description of LBAM under the caption "Investment Management and Administration Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of LBAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42006) is incorporated herein by reference.

Item 26.  Principal Underwriters.
-------   ----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

          Neuberger Berman Advisers Management Trust
          Neuberger Berman Equity Funds
          Neuberger Berman Income Funds
          Lehman Brothers Institutional Liquidity Series

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                    POSITIONS AND OFFICES                            POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                                 WITH REGISTRANT
    ----                            ----------------                                 ---------------
    Claudia Brandon                 Vice President/Mutual Fund Board Relations       Secretary

    Thomas J. Brophy                Vice President                                   None

    Brooke A. Cobb                  Vice President                                   None

    Robert Conti                    Senior Vice President                            Vice President

    Robert B. Corman                Vice President                                   None

    Robert W. D'Alelio              Vice President                                   None

    Stanley G. Deutsch              Vice President                                   None

    Ingrid Dyott                    Vice President                                   None

    Michael F. Fasciano             Vice President                                   None

    Robert S. Franklin              Vice President                                   None

    Brian P. Gaffney                Senior Vice President                            Vice President

    Robert I. Gendelman             Vice President                                   None

    Thomas E. Gengler, Jr.          Senior Vice President                            None

    Theodore P. Giuliano            Vice President                                   None

    Joseph K. Herlihy               Treasurer                                        None

    Michael M. Kassen               Chairman and Director                            President

    Barbara R. Katersky             Senior Vice President                            None

    Robert B. Ladd                  Vice President                                   None

    Kelly M. Landron                Vice President                                   None

    Jeffrey B. Lane                 Director                                         None

    Michael F. Malouf               Vice President                                   None

    Robert Matza                    Director                                         None

    Arthur Moretti                  Vice President                                   None

    S. Basu Mullick                 Vice President                                   None

    Janet W. Prindle                Vice President                                   None

    Kevin L. Risen                  Vice President                                   None

    Benjamin E. Segal               Vice President                                   None

    Jennifer K. Silver              Vice President                                   None

    Kent C. Simons                  Vice President                                   None

    Matthew S. Stadler              Senior Vice President and Chief Financial        None
                                    Officer

    Peter E. Sundman                President and Director                           Trustee and Chairman of the
                                                                                     Board

                                       8

    NAME                            WITH UNDERWRITER                                 WITH REGISTRANT
    ----                            ----------------                                 ---------------

    Judith M. Vale                  Vice President                                   None

    Allan R. White, III             Vice President                                   None

         (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 27.  Location of Accounts and Records.
-------   --------------------------------

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 28.  Management Services.
-------   -------------------

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 29.  Undertakings.
-------   ------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 1st day of November 2004.


                                    NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY
                                    SERIES

                                    By:    /s/ Jack L. Rivkin
                                          ------------------------------
                                           Name:  Jack L. Rivkin
                                           Title:  President and Director


         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                                Title                                  Date
---------                                                -----                                  ----
                                             Chairman of the Board, Chief
/s/ Peter E. Sundman                         Executive Officer and Trustee                November 1, 2004
----------------------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin                               President and Trustee                    November 1, 2004
----------------------------------------
Jack L. Rivkin*

                                           Treasurer and Principal Financial
/s/ Barbara Muinos                              and Accounting Officer                    November 1, 2004
----------------------------------------
Barbara Muinos

/s/ John Cannon                                         Trustee                           November 1, 2004
----------------------------------------
John Cannon*

/s/ Faith Colish                                        Trustee                           November 1, 2004
----------------------------------------
Faith Colish*

/s/ Walter G. Ehlers                                    Trustee                           November 1, 2004
----------------------------------------
Walter G. Ehlers*



Signature                                                Title                                  Date
---------                                                -----                                  ----

/s/ C. Anne Harvey                                      Trustee                           November 1, 2004
----------------------------------------
C. Anne Harvey*

/s/ Barry Hirsch                                        Trustee                           November 1, 2004
----------------------------------------
Barry Hirsch*

/s/ Robert A. Kavesh                                    Trustee                           November 1, 2004
----------------------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                                    Trustee                           November 1, 2004
----------------------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                                   Trustee                           November 1, 2004
----------------------------------------
Edward I. O'Brien*

/s/ William E. Rulon                                    Trustee                           November 1, 2004
----------------------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                                   Trustee                           November 1, 2004
----------------------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                                     Trustee                           November 1, 2004
----------------------------------------
Tom Decker Seip*

/s/ Candace L. Straight                                 Trustee                           November 1, 2004
----------------------------------------
Candace L. Straight*

/s/ Peter P. Trapp                                      Trustee                           November 1, 2004
----------------------------------------
Peter P. Trapp*


*Signatures affixed by Arthur C. Delibert on November 1, 2004 pursuant to power of attorney, which is filed herewith.

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                                  EXHIBIT INDEX

Exhibit         Description
-------         -----------

(a)     (1)     Certificate of Trust.

        (2)     Trust Instrument.

(b)     By-Laws.

(d)     (1)      Form of Management Agreement between Institutional Liquidity
                 Trust and NB Management.

        (2) Form of Investment Advisory Agreement between NB Management and LBAM.

(e)     Form of Distribution Agreement between Registrant and NB Management.

(g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company.

(h)     (1)      Form of Transfer Agency and Service Agreement between
                 Registrant and State Street Bank and Trust Company.

        (2)      Form of Administration Agreement between Registrant and NB
                 Management.

(o)     Powers of Attorney.

(p)     (1)      Form of Code of Ethics for Registrant, NB Management, and
                 Institutional Liquidity Trust.

        (2)      Code of Ethics for LBAM.